Consolidated Statements of Comprehensive Income - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating revenue
Revenue from telecommunications services	¥ 695,692	¥ 674,392	¥ 670,907
Revenue from sales of products and others	72,378	71,525	65,912
Operating revenue	768,070	745,917	736,819
Operating expenses
Network operation and support expenses	206,424	175,810	200,007
Depreciation and amortization	172,401	182,818	154,154
Employee benefit and related expenses	106,429	102,518	93,939
Selling expenses	49,943	52,813	60,326
Cost of products sold	73,100	72,565	66,231
Other operating expenses	47,039	46,244	40,775
Operating expenses	655,336	632,768	615,432
Profit from operations	112,734	113,149	121,387
Other gains	5,602	4,029	2,906
Interest and other income	14,341	15,560	15,885
Finance costs	(2,996)	(3,246)	(144)
Income from investments accounted for using the equity method	12,678	12,641	13,861
Profit before taxation	142,359	142,133	153,895
Taxation	(34,219)	(35,342)	(35,944)
PROFIT FOR THE YEAR	108,140	106,791	117,951
Items that will not be subsequently reclassified to profit or loss
Changes in the fair value of equity investments at fair value through other comprehensive income	957	(75)	(168)
Share of other comprehensive (loss)/income of investments accounted for using the equity method	(32)	14	60
Items that may be subsequently reclassified to profit or loss
Currency translation differences	(1,915)	683	1,160
Share of other comprehensive (loss)/income of investments accounted for using the equity method	(585)	428	1,188
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	106,565	107,841	120,191
Profit attributable to:
Equity shareholders of the Company	107,843	106,641	117,781
Non-controlling interests	297	150	170
PROFIT FOR THE YEAR	108,140	106,791	117,951
Total comprehensive income attributable to:
Equity shareholders of the Company	106,268	107,691	120,021
Non-controlling interests	297	150	170
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	¥ 106,565	¥ 107,841	¥ 120,191
Earnings per share – Basic	¥ 5.27	¥ 5.21	¥ 5.75
Earnings per share – Diluted	¥ 5.27	¥ 5.18	¥ 5.75